Investment in Cauchari-Olaroz Project - Schedule of Investment in Cauchari-Olaroz Project (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans, beginning balance	$ 369,616
Share of income (loss) of Cauchari-Olaroz Project	0	$ 0	$ (677)
Loans, ending balance	308,333	369,616
Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans, beginning balance	32,919	59,581
Contribution to Investment in Cauchari-Olaroz project	99,422	1,570
Reduction in investment arising from capital contribution	(8,668)
Shareholder's contribution from the restructuring of loans	8,680
Gain on modification of Exar-PGCo loan amendment	766
Recognition of previously unrecognized share of losses for year 2024	(26,043)
Share of income (loss) of Cauchari-Olaroz Project	(13,724)	(17,374)
Elimination of the Company's portion of capitalized intercompany interest		(10,858)
Loans, ending balance	$ 93,352	$ 32,919	$ 59,581